Fair Value Measurements - Warrants (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Jun. 16, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	$ 27,460	$ 27,460		$ 0
Changes In Fair Value Of Warrant Liabilities [Roll Forward]
Fair value, beginning of period		0
Warrant liability acquired		193,978
Change in valuation inputs or other assumptions		(166,518)
Fair value, end of period	27,460	27,460
Warrant liability	$ 27,460	27,460		0
Warrants
Changes In Fair Value Of Warrant Liabilities [Roll Forward]
Remaining maturity	5 years
Public Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	$ 16,750	16,750		0
Changes In Fair Value Of Warrant Liabilities [Roll Forward]
Fair value, beginning of period		0
Warrant liability acquired		100,750
Change in valuation inputs or other assumptions		(84,000)
Fair value, end of period	16,750	16,750
Private Placement Warrant
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	10,710	10,710		$ 0
Changes In Fair Value Of Warrant Liabilities [Roll Forward]
Fair value, beginning of period		0
Warrant liability acquired		93,228
Change in valuation inputs or other assumptions		(82,518)
Fair value, end of period	10,710	10,710
Level 1 | Public Warrants
Changes In Fair Value Of Warrant Liabilities [Roll Forward]
Warrant liability	16,800	16,800	$ 100,800
Level 3 | Private Placement Warrant
Changes In Fair Value Of Warrant Liabilities [Roll Forward]
Warrant liability	10,700	10,700	$ 93,200
Recurring Basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	27,460	27,460
Changes In Fair Value Of Warrant Liabilities [Roll Forward]
Fair value, end of period	27,460	27,460
Recurring Basis | Level 1 | Public Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	16,750	16,750
Changes In Fair Value Of Warrant Liabilities [Roll Forward]
Fair value, end of period	16,750	16,750
Recurring Basis | Level 3 | Private Placement Warrant
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	10,710	10,710
Changes In Fair Value Of Warrant Liabilities [Roll Forward]
Fair value, end of period	$ 10,710	$ 10,710